Finance Liabilities (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 06, 2022	Aug. 17, 2022 Vessels	Mar. 29, 2022
Property, Plant and Equipment [Line Items]
Finance liabilities, current	$ 9,820		$ 9,608
Finance liabilities, excluding current maturities	$ 108,373		$ 113,300
Weighted average remaining lease term	6 years 2 months 15 days
Average interest rate	4.83%
Sublease Income	$ 14,603	$ 14,678
Florida 2022 Built Capsize Vessel [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party						10 years
New Orleans And Santa Barbara Vessels [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party					8 years
Number of sale and leaseback agreements | Vessels					2
DSI Andromeda [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party				10 years